Investments in Unconsolidated Entities	9 Months Ended
Sep. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Entities
4. Investments in Unconsolidated Entities
Vida JV LLC
We formed a joint venture with Invesco U.S. Income Fund L.P., an affiliate of Invesco, (the “Invesco JV”) to acquire an interest in a portfolio of medical office buildings located throughout the United States (the “Sunbelt Medical Office Portfolio”). As of September 30, 2021, the Invesco JV owns an 85% interest in a joint venture (“Vida JV LLC”) with an unaffiliated third party. As of September 30, 2021, Vida JV LLC owns a portfolio of twenty separate medical office buildings. We own a 42.5% interest in Vida JV LLC through our ownership in the Invesco JV and account for our investment using the equity method of accounting.
San Simeon Holdings
As of September 30, 2021, we own an investment in San Simeon Holdings LLC (“San Simeon Holdings”), a limited liability company that owns a multifamily property. Our investment is structured as a preferred membership interest. Our preferred membership interest is mandatorily redeemable on December 15, 2023, although there are certain conditions that may accelerate the redemption date. The common member of San Simeon Holdings has two one-year
options that extend the mandatory redemption date of our preferred membership interest to December 15, 2025. The redemption amount includes the preferred investment outstanding balance, the preferred accrued return and any unpaid accrued interest. The investment yields a current pay rate of 6.00%, increasing 0.50% annually during the initial term and 0.25% during each extension term, as well as a preferred accrued return of 4.00% due upon redemption. We account for our investment using the equity method of accounting. See Note 14 — “Commitments and Contingencies” for additional information regarding our future capital commitment to San Simeon Holdings.
As our investment San Simeon Holdings is structured as a preferred membership interest and our membership interest is structured to receive a fixed return, we do not participate in any economic upside or downside of San Simeon Holdings. Further, because there is a mandatory redemption feature associated with our preferred membership interest, our future involvement with San Simeon Holdings is limited. We have concluded that San Simeon Holdings is a VIE and that we are not the primary beneficiary because we do not have the power to direct the activities that most significantly impact San Simeon Holding’s economic performance. Our economic risk with respect to our investment is limited to our equity ownership and any uncollected distributions.
The following tables provide summarized balance sheets of our investments in unconsolidated entities and a reconciliation to our equity investment:

	September 30, 2021
$ in thousands	Vida JV LLC	San Simeon Holdings	Total
Total assets	$411,059	$120,894	$531,953
Total liabilities	(221,050)	(79,764)	(300,814)

Total equity of unconsolidated entities	190,009	41,130	231,139
INREIT’s share	80,754	18,493	99,247
INREIT outside basis	247	—	247

INREIT investment in unconsolidated entities	$81,001	$18,493	$99,494

	December 31, 2020
$ in thousands	Vida JV LLC	San Simeon Holdings	Total
Total assets	$366,482	$112,594	$479,076
Total liabilities	(187,882)	(76,322)	(264,204)

Total equity of unconsolidated entities	178,600	36,272	214,872
INREIT’s share	75,914	13,118	89,032
INREIT outside basis	252	—	252

INREIT investment in unconsolidated entities	$76,166	$13,118	$89,284

The following tables provide summarized operating data of our investments in unconsolidated entities along with a reconciliation to the net income (loss) from unconsolidated entities:

	Three Months Ended September 30, 2021
$ in thousands	Vida JV LLC	San Simeon Holdings	Total
Total revenue of unconsolidated entities	$9,397	$2,003	$11,400
Income (loss) of unconsolidated entities	(766)	1,093	327
INREIT’s share	(326)	510	184
Amortization of INREIT outside basis	(2)	—	(2)

INREIT’s income (loss) from unconsolidated entities	$(328)	$510	$182

	Nine Months Ended September 30, 2021
$ in thousands	Vida JV LLC	San Simeon Holdings	Total
Total revenue of unconsolidated entities	$27,236	$6,381	$33,617
Income of unconsolidated entities	622	374	996
INREIT’s share	264	1,428	1,692
Amortization of INREIT outside basis	(6)	—	(6)

INREIT’s income from unconsolidated entities	$258	$1,428	$1,686